Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of the Company's Property and Equipment	The following table presents the estimated useful lives of the Company’s property and equipment:

Computer equipment and software	3 - 5 years
Furniture and fixtures	5 - 10 years
Leasehold improvements	Shorter of the useful life of the asset or the lease term

The following table summarizes, by major classification, the components of property and equipment (in thousands):

	March 31,
	2019	2020
Computer equipment and software	$37,745	$19,550
Furniture and fixtures	6,701	7,679
Leasehold improvements	11,741	21,562
Other	1,260	3,111
Total property and equipment	57,447	51,902
Less: accumulated depreciation and amortization	(39,522)	(20,394)
Property and equipment, net	$17,925	$31,508